UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 99.0%
Registered Investment Companies - 99.0%
AQR Managed Futures Strategy Fund, Cl.
I	3,128,109	[a]	27,058,143
ASG Global Alternatives Fund, Cl. Y	2,713,718		30,366,507
ASG Managed Futures Strategy Fund, Cl.
Y	2,904,418		28,027,631
BNY Mellon Absolute Insight Multi-
Strategy Fund, Cl. Y	3,626,360	[b]	45,583,345
DFA Commodity Strategy Portfolio	1,411,032		8,254,536
Dreyfus Global Real Estate Securities
Fund, Cl. Y	6,245,550	[b]	57,146,787
Dreyfus Global Real Return Fund, Cl. Y	3,042,123	[b]	44,749,622
Dreyfus Select Managers Long/Short
Fund, Cl. Y	7,526,609	[b]	97,544,846
Dynamic Total Return Fund, Cl. Y	3,584,429	[b]	58,175,287
Neuberger Berman Long Short Fund	4,257,549	[a]	63,990,968
Total Investments (cost $450,891,513)	99.0%		460,897,672
Cash and Receivables (Net)	1.0%		4,611,741
Net Assets	100.0%		465,509,413

[a] Non-income producing security.
[b] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	460,897,672	-	-	460,897,672

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $10,006,159, consisting of $17,878,095 gross unrealized appreciation and $7,871,936 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Argentina - .4%
Grupo Financiero Galicia, ADR	45,306		1,614,253
Australia - 2.1%
Orocobre	2,345,184	[a]	8,045,387
Brazil - 1.1%
CVC Brasil Operadora e Agencia de
Viagens	354,000		4,153,721
Chile - 3.3%
Sociedad Quimica y Minera Chile, ADR	264,806		12,782,186
China - 22.6%
3SBio	5,999,000	[b]	12,811,951
51job, ADR	60,473	[a]	5,549,607
Alibaba Group Holding, ADR	104,368	[a]	19,540,821
Baidu, ADR	35,806	[a]	8,850,527
China Biologic Products Holdings	90,221	[a]	9,200,738
China Harmony New Energy Auto
Holding	12,585,500		5,291,384
China Yongda Automobiles Services
Holdings	4,313,000		3,512,124
Ctrip.com International, ADR	91,092	[a]	3,748,436
JD.com, ADR	95,432	[a]	3,422,191
Tencent Holdings	345,803		15,721,446
			87,649,225
Hong Kong - 5.4%
AIA Group	2,389,400		20,918,847
India - 24.8%
Amara Raja Batteries	177,629		2,136,183
Edelweiss Financial Services	2,616,328		11,815,578
Godrej Consumer Products	450,614		8,653,609
Hindustan Unilever	304,841		7,703,575
Housing Development Finance	367,537		10,693,400
Indiabulls Housing Finance	344,409		6,517,482
ITC	2,991,392		13,005,387
Jubilant Foodworks	254,416		5,221,345
Maruti Suzuki India	120,253		16,698,407
PVR	292,638		4,710,045
Reliance Nippon Life Asset Management	824,385	[b]	3,042,174
Titan	333,462		4,446,083
Vakrangee	2,439,087	[a]	1,696,121
			96,339,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Indonesia - .9%
Surya Citra Media	25,375,900		3,614,237
Mexico - 2.8%
Fomento Economico Mexicano	538,817		5,293,128
Grupo Aeroportuario del Centro Norte	940,500		5,717,861
			11,010,989
Philippines - 1.5%
GT Capital Holdings	146,129		2,669,781
Security Bank	798,503		3,055,770
			5,725,551
South Africa - 5.7%
Clicks Group	81,130		1,190,578
Discovery	465,282		6,014,291
Naspers, Cl. N	59,719		14,699,963
Net 1 UEPS Technologies	2,652	[a]	24,770
			21,929,602
South Korea - 11.4%
LG Household & Health Care	5,432		5,879,877
Samsung Biologics	4,800	[a,b]	1,609,329
Samsung Electronics	333,055		13,817,216
Samsung SDI	111,535		22,879,434
			44,185,856
Taiwan - 4.7%
Taiwan Semiconductor Manufacturing	2,304,000		18,395,597
United Kingdom - 5.6%
British American Tobacco	301,976		16,661,623
Unilever	87,928		5,024,528
			21,686,151
United States - 2.5%
Applied Materials	196,947		9,577,533
Virgin Islands, British - 2.1%
Hollysys Automation Technologies	343,163	[a]	7,961,382
Total Common Stocks (cost $334,057,269)			375,589,906

	7-Day
	Yield (%)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $13,087,485)	1.89	13,087,485 [c]	13,087,485
Total Investments (cost $347,144,754)		100.3%	388,677,391
Liabilities, Less Cash and Receivables		(.3%)	(1,018,751)
Net Assets		100.0%	387,658,640

ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$17,463,454 or 4.5% of net assets.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
United States
Dollar	424,357	Hong Kong Dollar	3,330,594	8/1/18	15
United States
Dollar	2,865	Hong Kong Dollar	22,486	8/2/18	-
United States		South African
Dollar	246,355	Rand	3,238,386	8/1/18	453
Deutsche Bank
United States		Indonesian
Dollar	37,746	Rupiah	545,070,575	8/1/18	(50)
State Street Bank and Trust Company
United States
Dollar	52,183	Australian Dollar	70,506	8/1/18	(200)
Gross Unrealized Appreciation					468
Gross Unrealized Depreciation					(250)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	165,874,453	-		-	165,874,453
Equity Securities - Foreign Common
Stocks	-	209,715,453	†	-	209,715,453
Registered Investment Company	13,087,485	-		-	13,087,485
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	468		-	468
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(250)		-	(250)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred

NOTES

during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $41,532,637, consisting of $63,254,458 gross unrealized appreciation and $21,721,821 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 77.8%
Automobiles & Components - .3%
Aptiv	1,152	[a]	112,977
Autoliv, SDR	9,217		939,019
Harley-Davidson	149		6,391
			1,058,387
Banks - 7.1%
ABN AMRO Group	19,928	[b]	552,274
Associated Banc-Corp	69,883		1,886,841
Bank of America	73,292	[a]	2,263,257
Credit Suisse Group	68,753	[c]	1,108,908
Dah Sing Financial Holdings	122,800	[a]	778,413
DNB	95,615		1,933,189
Erste Group Bank	2,109	[c]	91,149
FCB Financial Holdings, Cl. A	2,914	[c]	148,614
Hancock Holding	39,675		1,993,669
ICICI Bank, ADR	141,500	[a,c]	1,249,445
JB Financial Group	77,545		412,938
JPMorgan Chase & Co.	32,861	[a]	3,777,372
PNC Financial Services Group	152		22,014
Regions Financial	84,892		1,579,840
Shinsei Bank	193,800	[a]	3,053,521
Skandinaviska Enskilda Banken, Cl. A	55,680		595,276
Svenska Handelsbanken, Cl. A	52,972		654,173
Synovus Financial	5,529		273,243
UBS Group	148,172	[c]	2,440,637
Wells Fargo & Co.	53,832		3,084,035
Western Alliance Bancorp	1,224	[c]	69,425
			27,968,233
Capital Goods - 9.1%
3M	1,243		263,914
ABB	73,765		1,694,287
Airbus	37,192		4,605,717
Alfa Laval	22,463		616,921
AMETEK	1,621	[a]	126,114
Boeing	1,455	[a]	518,417
Caterpillar	760	[a]	109,288
CK Hutchison Holdings	96,000	[a]	1,043,085
CNH Industrial	47,330		555,388
Cummins	1,142	[a]	163,089
Dalmia Bharat	23,893		922,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Capital Goods - 9.1% (continued)
Dover	35,348		2,933,177
Emerson Electric	441		31,875
Epiroc AB	51,648	[c]	618,393
Fosun International	924,500	[a]	1,694,347
GEA Group	13,157		513,861
General Dynamics	11,682		2,333,596
Grasim Industries	62,110		929,786
Honeywell International	3,473	[a]	554,464
Illinois Tool Works	2,148		307,873
Lockheed Martin	285		92,939
Macnica Fuji Electronics Holdings	115,500	[a]	1,956,909
MTU Aero Engines Holding	3,465		733,203
Nitta	35,900	[a]	1,421,675
Orbotech	21,027	[c]	1,350,774
Parker-Hannifin	920	[a]	155,526
Pentair	1,150		51,348
Raytheon	1,911		378,435
Rheinmetall	4,332		523,374
Rockwell Automation	83		15,567
Rockwell Collins	12,771		1,775,041
Sandvik	69,251		1,265,468
Shin Zu Shing	335,000		983,010
Siemens	4,870		687,539
Snap-on	377	[a]	63,935
United Rentals	548	[c]	81,542
United Technologies	24,494		3,324,816
Volvo, Cl. B	35,226		616,915
Xylem	817		62,550
			36,076,330
Commercial & Professional Services - 2.6%
China Online Education Group, ADR	33,506	[c]	335,060
Clean Harbors	50,520	[c]	2,876,104
Copart	1,696	[c]	97,333
Ecolab	1,457	[a]	205,000
Four Seasons Education	78,400		384,160
HIS Markit	34,742	[c]	1,842,368
KAR Auction Services	4,738		281,674
Republic Services	2,187	[a]	158,514
Robert Half International	804		60,911
S&P Global	1,649	[a]	330,526
Secom	14,600	[a]	1,116,082
TriNet Group	47,570	[c]	2,561,644
Waste Management	1,596		143,640

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Commercial & Professional Services - 2.6% (continued)
Xerox	777		20,179
			10,413,195
Consumer Durables & Apparel - 1.7%
D.R. Horton	57,920		2,531,104
Garmin	1,254	[a]	78,312
Michael Kors Holdings	1,017	[a,c]	67,864
Newell Brands	2,414	[a]	63,223
NIKE, Cl. B	188		14,459
PVH	14,510	[a]	2,227,575
Sega Sammy Holdings	110,200	[a]	1,755,841
Whirlpool	451		59,126
			6,797,504
Consumer Services - 1.5%
Darden Restaurants	823		88,012
Hilton Worldwide Holdings	439		34,532
McDonald's	11,403		1,796,429
Tarena International, ADR	164,700	[a]	1,460,889
Vail Resorts	9,045	[a]	2,504,289
Yum! Brands	2,256	[a]	178,878
			6,063,029
Diversified Financials - 3.2%
Aditya Birla Capital	87,757	[c]	187,620
Affiliated Managers Group	11,497		1,839,635
Bajaj Holdings & Investment	52,516		2,226,963
Berkshire Hathaway, Cl. B	18,540	[a,c]	3,668,510
BlackRock	1,127	[a]	566,611
BrightSphere Investment Group	29,088		414,504
CBOE Holdings	672	[a]	65,271
CME Group	1,642	[a]	261,275
E*TRADE Financial	586	[c]	35,049
Franklin Resources	3,605	[a]	123,724
Intercontinental Exchange	3,775	[a]	279,010
Invesco	2,708	[a]	73,089
Investor, Cl. B	16,421		715,662
Meritz Financial Group	137,209		1,534,723
Moody's	1,325	[a]	226,734
Nasdaq	1,170	[a]	106,938
T. Rowe Price Group	1,685	[a]	200,650
			12,525,968
Energy - 2.0%
Andeavor Logistics	2,657		398,709
BP, ADR	8,300		374,247
Chevron	5,060	[a]	638,926
ConocoPhillips	8,212		592,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Energy - 2.0% (continued)
EQT	34,945		1,736,068
Exxon Mobil	8,656	[a]	705,551
Halliburton	8,201		347,886
Marathon Oil	5,974	[a]	126,171
Marathon Petroleum	1,716		138,704
Noble Energy	3,424	[a]	123,572
Occidental Petroleum	4,819	[a]	404,459
Phillips 66	3,213	[a]	396,291
Pioneer Natural Resources	2,075		392,735
Royal Dutch Shell, Cl. A, ADR	5,303		362,566
Schlumberger	10,017		676,348
TechnipFMC	16,888		549,704
			7,964,597
Food & Staples Retailing - .4%
CVS Health	306		19,847
Kroger	5,492	[a]	159,268
Sysco	3,606	[a]	242,359
United Natural Foods	7,224	[c]	232,613
Walgreens Boots Alliance	5,827	[a]	394,022
Wal-Mart Stores	7,917	[a]	706,434
			1,754,543
Food, Beverage & Tobacco - 4.0%
Altria Group	10,723	[a]	629,226
Brown-Forman, Cl. B	207		11,017
Coca-Cola	38,340		1,787,794
ConAgra Foods	2,631		96,584
Constellation Brands, Cl. A	7,648	[a]	1,607,839
Cott	120,625		1,928,794
Hershey	902		88,585
J.M. Smucker	786	[a]	87,340
Kraft Heinz	7,857		473,384
Nestle	7,473		609,070
PepsiCo	4,683	[a]	538,545
Philip Morris International	36,581	[a]	3,156,940
Pinnacle Foods	21,548		1,431,218
Tyson Foods, Cl. A	2,546	[a]	146,777
United Spirits	214,190	[c]	1,834,130
Wilmar International	617,600	[a]	1,421,187
			15,848,430
Health Care Equipment & Services - 7.4%
Abbott Laboratories	57,837		3,790,637
Aetna	12,601	[a]	2,373,902
Anthem	1,473		372,669
Becton Dickinson & Co.	21,597	[a]	5,407,241

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Health Care Equipment & Services - 7.4% (continued)
Boston Scientific	79,460	[a,c]	2,670,651
Cardinal Health	2,070	[a]	103,397
Centene	1,437	[c]	187,284
Cigna	1,685	[a]	302,323
Danaher	30,900	[a]	3,169,722
Envision Healthcare	34,119	[a,c]	1,510,107
Express Scripts Holding	9,556	[c]	759,320
HCA Holdings	774		96,154
Humana	8,997	[a]	2,826,677
Laboratory Corporation of America
Holdings	722	[a,c]	126,595
McKesson	947		118,943
Medtronic	3,547		320,046
UnitedHealth Group	1,519		384,641
Universal Health Services, Cl. B	23,050	[a]	2,814,405
Zimmer Biomet Holdings	16,387	[a]	2,056,896
			29,391,610
Household & Personal Products - 1.0%
Beiersdorf	3,700		430,901
Colgate-Palmolive	6,032	[a]	404,204
Edgewell Personal Care	36,095	[c]	1,944,077
Estee Lauder, Cl. A	2,602	[a]	351,114
Kimberly-Clark	2,325	[a]	264,725
Procter & Gamble	8,450	[a]	683,436
			4,078,457
Insurance - 1.4%
Aflac	489		22,758
Allianz	2,362		522,233
American International Group	33,200		1,832,972
Arthur J. Gallagher & Co.	1,265	[a]	90,258
Loews	1,783	[a]	90,541
Marsh & McLennan Cos.	68		5,668
Progressive	3,874	[a]	232,479
Stewart Information Services	6,778		307,992
Torchmark	680	[a]	59,888
Travelers	277		36,049
XL Group	41,816		2,351,314
			5,552,152
Materials - 5.9%
Air Products & Chemicals	15,322	[a]	2,515,413
Avery Dennison	586	[a]	67,202
DowDuPont	55,012		3,783,175
Freeport-McMoRan	10,033	[a]	165,545
Fuji Seal International	59,500		2,229,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Materials - 5.9% (continued)
Gerresheimer	3,932		334,735
International Paper	2,868	[a]	154,098
Linde	9,864		2,434,903
LyondellBasell Industries, Cl. A	2,725	[a]	301,903
PPG Industries	6,614		731,905
Praxair	1,420	[a]	237,850
Sherwin-Williams	14,327	[a]	6,314,339
Turquoise Hill Resources	576,000	[a,c]	1,595,520
W.R. Grace & Co.	31,640	[a]	2,336,930
			23,203,206
Media - 1.6%
CBS, Cl. B	2,638	[a]	138,943
Comcast, Cl. A	4,689		167,772
DISH Network, Cl. A	3,145	[a,c]	99,256
Dish TV India, GDR	925,202	[a,c]	888,290
Interpublic Group of Companies	1,353		30,510
Kadokawa Dwango	89,000	[a]	948,452
News Corp., Cl. A	3,879	[a]	58,457
Omnicom Group	1,433	[a]	98,633
Penn National Gaming	3,126	[c]	100,188
Twenty-First Century Fox, Cl. A	43,669		1,965,105
Walt Disney	2,363		268,342
World Wrestling Entertainment, Cl. A	18,066		1,429,201
			6,193,149
Personal Products - .0%
Church & Dwight	1,692	[a]	94,583
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
AbbVie	4,616	[a]	425,734
Allergan	31,048	[a]	5,715,626
Amgen	36		7,076
Bayer	18,010		2,006,067
Biogen	235	[c]	78,577
Bristol-Myers Squibb	1,863		109,451
Celgene	4,871	[a,c]	438,828
Gilead Sciences	2,599		202,280
Glenmark Pharmaceuticals	154,211		1,311,546
Johnson & Johnson	4,585	[a]	607,604
Pfizer	9,890	[a]	394,908
Piramal Enterprises	29,400		1,149,239
Roche Holding	9,876		2,423,642
Shire, ADR	7,739		1,320,351
Takeda Pharmaceutical, ADR	11,741		248,909
Torrent Pharmaceuticals	65,588		1,464,055

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
(continued)
Zoetis	3,357	[a]	290,313
			18,194,206
Real Estate - 2.4%
Camden Property Trust	14,965	[d]	1,385,609
CBRE Group, Cl. A	2,030	[c]	101,094
CK Asset Holdings	156,000	[a]	1,193,272
DCT Industrial Trust	18,376	[d]	1,228,803
Far East Consortium International	1,411,910	[a]	793,070
Forest City Realty Trust, Cl. A	38,881	[d]	970,859
Great Eagle Holdings	195,506	[a]	963,662
LaSalle Hotel Properties	12,685	[d]	439,789
Pure Multi-Family	1,924	[d]	13,081
Sun Hung Kai Properties	72,000	[a]	1,129,731
Vonovia	25,427		1,230,872
Weyerhaeuser	5,240	[a,d]	179,103
			9,628,945
Retailing - 4.3%
Amazon. com	6	[a,c]	10,665
AutoZone	3,011	[a,c]	2,124,351
Best Buy	180	[a]	13,505
BJ's Wholesale Club Holdings	11,655		288,927
CarMax	12,640	[c]	943,955
Coffee Day Enterprises Ltd	357,737	[b,c]	1,396,950
Dollar General	61		5,987
Dollar Tree	522	[c]	47,648
Expedia	11,030		1,476,255
Genuine Parts	1,028		100,035
Hikari Tsushin	7,600	[a]	1,277,396
Home Depot	2,922	[a]	577,153
Hyundai Home Shopping Network	4,808		472,978
Kohl's	349		25,781
L Brands	263		8,329
Lowe's	1,022		101,525
Luk Fook Holdings	255,000	[a]	906,405
Ross Stores	835		73,004
Swatch Group-BR	1,246		559,860
Tapestry	1,993	[a]	93,910
Target	15		1,210
The TJX Companies	629	[a]	61,177
Tiffany & Co.	35,067	[a]	4,823,817
Xiabuxiabu Catering Management China
Holdings	752,000	[a,b]	1,622,742
			17,013,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices	14,892		1,431,717
Applied Materials	3,838	[a]	186,642
Broadcom	11,086		2,458,542
Cohu	787		19,817
Himax Technologies, ADR	55,883	[a]	369,387
Intel	24,882		1,196,824
KLA-Tencor	137		16,087
Lam Research	1,162		221,524
Micron Technology	8,717	[a,c]	460,170
STMicroelectronics	66,215		1,441,276
Synaptics	1,430	[c]	71,657
Texas Instruments	1,848		205,719
			8,079,362
Software & Services - 5.0%
Accenture, Cl. A	4,286	[a]	682,888
Alliance Data Systems	372		83,655
athenahealth	1,976	[c]	297,803
Automatic Data Processing	3,059	[a]	412,934
Broadridge Financial Solutions	717		81,007
CA	8,573		379,012
Chinasoft International	3,091,800	[a,c]	2,426,048
Citrix Systems	846	[a]	93,035
Cognizant Technology Solutions, Cl. A	21,600	[a]	1,760,400
CommVault Systems	25,725	[c]	1,669,552
eBay	6,699	[c]	224,082
Fiserv	792	[c]	59,780
Fuji Soft	40,100	[a]	1,632,732
Imperva	10,006	[c]	462,778
International Business Machines	12,656		1,834,234
Intuit	1,777		362,934
MasterCard, Cl. A	531	[a]	105,138
Microsoft	37,239		3,950,313
MSCI	32		5,318
Oracle	6,594		314,402
Paychex	2,486		171,584
SAP	20,273		2,370,881
Visa, Cl. A	2,369	[a]	323,937
			19,704,447
Technology Hardware & Equipment - 4.2%
Amphenol, Cl. A	1,975	[a]	184,682
Apple	3,732	[a]	710,162
Check Point Software Technologies	7,690	[c]	866,432
Cisco Systems	15,807	[a]	668,478
DXC Technology	63,013	[a]	5,339,722

Description	Shares		Value ($)
Common Stocks - 77.8% (continued)
Technology Hardware & Equipment - 4.2% (continued)
F5 Networks	407	[a,c]	69,752
FLIR Systems	34,624	[a]	2,028,966
Genpact	51,600	[a]	1,567,608
Hexagon, Cl. B	10,330		629,653
HP	11,152		257,388
Largan Precision	9,000		1,513,671
Motorola Solutions	1,123	[a]	136,220
NetApp	1,822	[a]	141,241
Perspecta	21,113		458,152
Samsung Electronics	29,700		1,232,143
Seagate Technology	1,910	[a]	100,504
Sinbon Electronics	137,000		397,958
TE Connectivity	2,413		225,784
			16,528,516
Telecommunication Services - 1.7%
Extreme Networks	127,260	[c]	1,081,710
GDS Holdings, ADR	74,700	[c]	1,630,701
SoftBank Group	16,400	[a]	1,363,673
VEON	89,792		272,070
Verizon Communications	7,678		396,492
Zayo Group Holdings	53,230	[c]	1,974,301
			6,718,947
Transportation - 3.7%
CH Robinson Worldwide	927	[a]	85,497
CSX	61,076		4,316,852
Expeditors International of Washington	1,207	[a]	91,937
FedEx	24,872	[a]	6,115,279
Kansas City Southern	18,738		2,178,667
Norfolk Southern	309		52,221
Old Dominion Freight Line	9,372		1,375,810
Union Pacific	1,059		158,734
United Parcel Service, Cl. B	530		63,542
			14,438,539
Utilities - .7%
CMS Energy	1,956		94,553
Dominion Resources	117		8,390
E.ON	211,525		2,385,000
Evergy	889		49,864
FirstEnergy	3,341	[a]	118,372
NRG Energy	2,095	[a]	66,349
			2,722,528
Total Common Stocks (cost $280,089,139)			308,012,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
	Rate (%)	Date	Amount		Value ($)
Bonds and Notes - .9%
Health Care Equipment & Services - .2%
Envision Healthcare, Gtd. Notes	5.63	7/15/22	789,000		810,698
Software & Services - .7%
BMC Software Finance, Sr. Unscd. Notes	8.13	7/15/21	2,755,000	[b]	2,823,875
Total Bonds and Notes (cost $3,615,356)					3,634,573
Description/Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Value ($)
Options Purchased - .4%
Call Options - .0%
SHIRE PLC, ADR Contracts 19, JP Morgan
Chase Bank	175	10/2018	332,500		7,790
SPDR S&P 500 ETF, Contracts 20,
Morgan Stanley Capital Services	288	9/2018	576,000		2,960
SPDR S&P 500 ETF, Contracts 228,
Credit Suisse International	289	8/2018	6,589,200		3,648
Synovus Financial Contracts 42, Credit
Suisse International	52.5	11/2018	220,500		4,914
Synovus Financial Contracts 22,
Goldman Sachs International	50	9/2018	110,000		3,190
Synovus Financial Contracts 43, Credit
Suisse International	50	8/2018	215,000		3,010
Twenty -First Century Fox Contracts 51,
Jefferies	47	1/2019	239,700		8,543
Twenty -First Century Fox Contracts 64,
JP Morgan Chase Bank	48	1/2019	307,200		7,680
Twenty -First Century Fox Contracts 17,
Nomura Securities	50	8/2018	85,000		85
Twenty -First Century Fox Contracts 59,
Morgan Stanley Capital Services	50	10/2018	295,000		2,360
United Natural Foods Contracts 88, BTIG
LLC	40	11/2018	352,000		4,840
United Natural Foods Contracts 44, BTIG
LLC	35	11/2018	154,000		6,776
					55,796
Put Options - .4%
BSY Contracts 26, JP Morgan Chase Bank	140	8/2018	3,640,000		683
BSY Contracts 7, UBS	146	8/2018	1,022,000		896
Cigna Contracts 26, Credit Suisse
International	170	8/2018	442,000		2,288
CME Group Contracts 16, Barclays Bank	155	9/2018	248,000		4,560
Hong Kong Hang Seng Index, Contracts
18, Morgan Stanley Capital Services	30,800	12/2018	27,720,000		312,114
Hong Kong Hang Seng Index, Contracts
17, Morgan Stanley Capital Services	30,800	6/2019	26,180,000		363,433
NASDAQ 100 STOCK INDEX, Contracts 5,
Morgan Stanley Capital Services	7,150	6/2019	3,575,000		207,550

Description/Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Value ($)	Value ($)
Options Purchased - .4% (continued)
Put Options - .4% (continued)
NASDAQ 100 STOCK INDEX, Contracts 5,
Morgan Stanley Capital Services	7,100	1/2019	3,550,000	135,850
NIKKEI 225, Contracts 16, Morgan
Stanley Capital Services	21,000	12/2018	336,000,000	54,025
Praxair Inc Contracts 13, UBS	160	10/2018	208,000	5,655
Qualcomm, Contracts 52, Barclays Bank	55	8/2018	286,000	208
S&P 500 Index, Contracts 12, Morgan
Stanley Capital Services	2,775	6/2019	3,330,000	150,000
S&P 500 Index, Contracts 14, Goldman
Sachs International	2,590	8/2018	3,626,000	4,326
S&P 500 Index, Contracts 18, JP Morgan
Chase Bank	2,780	8/2018	5,004,000	28,962
S&P 500 Index, Contracts 14, Goldman
Sachs International	279	8/2018	390,600	25,844
S&P 500 Index, Contracts 18, JP Morgan
Chase Bank	2,580	8/2018	4,644,000	4,545
Tesla Contracts 18, Morgan Stanley
Capital Services	265	9/2018	477,000	25,146
Tokyo Stock Price Index Contracts 27,
Morgan Stanley Capital Services	185	12/2018	49,950,000	299,423
United Technologies, Contracts 55,
Credit Suisse International	130	9/2018	715,000	8,415
United Technologies, Contracts 42,
Morgan Stanley Capital Services	120	8/2018	504,000	336
United Technologies, Contracts 33,
Credit Suisse International	130	8/2018	429,000	1,551
USG Contracts 27, Jefferies	38	8/2018	102,600	135
Vaneck Vectors Semiconductor ETF,
Contracts 8, Credit Suisse
International	100	8/2018	80,000	392
Vaneck Vectors Semiconductor ETF,
Contracts 12, Morgan Stanley Capital
Services	102	8/2018	122,400	900
Vaneck Vectors Semiconductor ETF,
Contracts 5, Credit Suisse
International	103	8/2018	51,500	475
Walt Disney Contracts 65, Morgan
Stanley Capital Services	100	10/2018	650,000	3,965
Walt Disney Contracts 44, Morgan
Stanley Capital Services	110	9/2018	484,000	8,228
Walt Disney Contracts 26, Barclays Bank	105	10/2018	273,000	3,120
Walt Disney Contracts 88, JP Morgan
Chase Bank	97.5	1/2019	858,000	11,528
Xl Group Ltd (Bermuda) Contracts 25, JP
Morgan Chase Bank	55	8/2018	137,500	1,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description/Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Value ($)	Value ($)
Options Purchased - .4% (continued)
Put Options - .4% (continued)
Xl Group Ltd (Bermuda) Contracts 105,
JP Morgan Chase Bank	45	10/2018	472,500	4,725
				1,670,403
Total Options Purchased (cost $2,059,585)				1,726,199
		7-Day
		Yield (%)
Other Investment - 10.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $39,726,007)		1.89	39,726,007 [e]	39,726,007
Total Investments (cost $325,490,087)			89.1%	353,099,207
Cash and Receivables (Net)			10.9%	43,028,330
Net Assets			100.0%	396,127,537

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
SDR—Swedish Depository Receipts

[a]	Held by a broker as collateral for open short positions.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $6,395,841 or 1.61% of net assets.

[c]	Non-income producing security.
[d]	Investment in real estate investment trust.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

Common Stocks - 26.3%	Shares	Value ($)
Automobiles & Components - .5%
Ford Motor	21,918	220,057
General Motors	7,770	294,561
Goodyear Tire & Rubber	1,321	31,981
Philips Lighting	33,615	929,152
Yokohama Rubber	30,300	648,330
		2,124,081
Banks - 1.9%
Bank of America	1,443	44,560
BB&T	2,059	104,618
Capital One Financial	348	32,823
Citigroup	6,115	439,607
Citizens Financial Group	2,582	102,712
Fifth Third Bancorp	3,627	107,323
Fulton Financial	78,640	1,364,404
Goldman Sachs Group	672	159,553
Hang Seng Bank	21,900	595,859
Huntington Bancshares	5,243	80,952
KeyCorp	5,904	123,216
National Bank of Canada	38,830	1,903,516
Northern Trust	903	98,626
Regions Financial	6,140	114,265
State Bank of India	20,765	783,879
State Street	1,349	119,130
SunTrust Banks	959	69,115
The Chiba Bank	165,000	1,176,369
US Bancorp	1,021	54,123
Wells Fargo & Co.	2,516	144,142
Zions Bancorporation	1,044	53,975
		7,672,767
Capital Goods - 3.7%
Allegion	523	42,645
AO Smith	763	45,421
Arconic	2,662	57,739
DMG Mori	26,800	410,072
Eaton	1,918	159,520
Fastenal	1,418	80,727
Flowserve	622	27,573
Fluor	777	39,821
Fortune Brands Home & Security	695	40,310
General Dynamics	6,451	1,288,652
General Electric	66,880	911,574
Hitachi Construction Machinery	17,100	548,855

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.3% (continued)	Shares	Value ($)
Capital Goods - 3.7% (continued)
Hubbell	7,935	977,989
Huntington Ingalls Industries	246	57,330
IHI	14,800	518,577
Ingersoll-Rand	1,379	135,845
Jacobs Engineering Group	781	52,819
Johnson Controls International	5,103	191,414
L3 Technologies	433	92,853
Lennox International	4,375	949,725
Masco	1,630	65,738
Mettler-Toledo International	140	82,951
Northrop Grumman	971	291,776
PACCAR	19,329	1,270,302
PerkinElmer	609	48,221
Rockwell Automation	5,525	1,036,269
Rockwell Collins	709	98,544
Stanley Black & Decker	843	126,003
United Technologies	9,561	1,297,810
Vestas Wind Systems	15,960	1,028,545
Volvo	83,950	1,470,221
Waters	129	25,448
WW Grainger	2,775	961,704
		14,432,993
Commercial & Professional Services - .4%
Equifax	667	83,709
Global Payments	879	98,949
IHS Markit	2,161	114,598
Nielsen Holdings	1,888	44,481
PayPal Holdings	5,066	416,121
Quanta Services	714	24,326
Robert Half International	10,024	759,418
Stericycle	432	30,180
Total System Services	1,007	92,181
Western Union	2,539	51,186
		1,715,149
Consumer Durables & Apparel - .8%
D.R. Horton	816	35,659
Electrolux, Cl. B	8,420	197,586
Hanesbrands	1,118	24,887
Hasbro	657	65,444
Leggett & Platt	16,510	719,341
PulteGroup	725	20,655
PVH	426	65,400
Ralph Lauren	7,195	971,181
Under Armour	2,450	45,913
VF	10,336	951,636

Common Stocks - 26.3% (continued)	Shares	Value ($)
Consumer Durables & Apparel - .8% (continued)
		3,097,702
Consumer Services - .7%
Carnival	3,918	232,102
Cineworld Group	133,650	475,029
MGM Resorts International	3,068	96,243
Norwegian Cruise Line Holdings	1,189	59,486
Royal Caribbean Cruises	1,180	133,057
Starbucks	31,519	1,651,280
Wynn Resorts	568	94,731
		2,741,928
Diversified Financials - .2%
Ameriprise Financial	320	46,614
CME Group	2,667	424,373
Jefferies Financial Group	1,969	47,748
Morgan Stanley	1,563	79,025
Synchrony Financial	4,026	116,512
		714,272
Energy - 1.4%
Anadarko Petroleum	2,778	203,211
Andeavor	842	126,351
Apache	2,106	96,876
Cabot Oil & Gas	2,459	57,787
Cimarex Energy	525	51,765
Concho Resources	830	121,056
Devon Energy	2,929	131,834
EOG Resources	2,910	375,215
EQT	1,403	69,701
Exxon Mobil	9,145	745,409
Halliburton	4,081	173,116
Helmerich & Payne	606	37,178
Hess	579	38,000
HollyFrontier	974	72,641
Kinder Morgan	12,467	221,663
Marathon Petroleum	339	27,401
National Oilwell Varco	2,083	101,275
Newfield Exploration	950	27,284
ONEOK	2,177	153,348
Pioneer Natural Resources	939	177,725
Range Resources	46,580	718,729
Schlumberger	7,715	520,917
Siemens Gamesa Renewable Energy	81,905	1,155,953
Williams Cos.	4,610	137,148
		5,541,583
Food & Staples Retailing - .7%
CVS Health	8,653	561,234

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.3% (continued)	Shares	Value ($)
Food & Staples Retailing - .7% (continued)
FamilyMart UNY Holdings	11,900	1,108,883
Wal-Mart Stores	11,508	1,026,859
		2,696,976
Food, Beverage & Tobacco - 2.3%
Altria Group	20,320	1,192,378
Campbell Soup	16,923	692,151
Conagra Brands	13,414	492,428
Constellation Brands, Cl. A	1,047	220,111
Flowers Foods	78,930	1,610,172
General Mills	10,336	476,076
Hershey	11,870	1,165,753
Hormel Foods	28,746	1,033,994
JM Smucker	11,517	1,279,769
Maruha Nichiro	14,100	524,361
McCormick & Co.	724	85,099
Molson Coors Brewing, Cl. B	1,242	83,214
Monster Beverage	3,100	186,062
		9,041,568
Health Care Equipment & Services - 1.0%
Abiomed	247	87,569
Align Technology	442	157,639
Baxter International	2,841	205,830
Becton Dickinson & Co.	1,360	340,503
Boston Scientific	4,111	138,171
Cigna	8,684	1,558,083
Cooper Cos.	260	67,730
DaVita HealthCare Partners	946	66,485
Dentsply Sirona	1,204	57,924
Edwards Lifesciences	1,154	164,387
Henry Schein	815	64,719
Hologic	1,449	62,177
IDEXX Laboratories	484	118,546
Intuitive Surgical	626	318,127
IQVIA Holdings	1,099	134,012
Quest Diagnostics	536	57,738
Stryker	53	8,652
Thermo Fisher Scientific	938	219,989
Universal Health Services	64	7,814
Varian Medical Systems	169	19,511
Zimmer Biomet Holdings	1,133	142,214
		3,997,820
Household & Personal Products - .2%
Clorox	686	92,727
Coty	3,974	53,291
Estee Lauder Cos.	3,405	459,471

Common Stocks - 26.3% (continued)	Shares	Value ($)
Household & Personal Products - .2% (continued)
		605,489
Insurance - .6%
Allstate	1,371	130,410
American International Group	1,547	85,410
Aon	1,354	194,367
Assurant	250	27,575
Chubb	51	7,126
Cincinnati Financial	869	65,722
Everest Re Group	217	47,382
FNF Group	3,946	159,813
Lincoln National	1,159	78,928
MetLife	5,645	258,202
Principal Financial Group	876	50,878
Prudential Financial	2,126	214,535
Willis Towers Watson	702	111,913
WR Berkley	12,390	939,286
		2,371,547
Materials - .9%
Air Products & Chemicals	1,210	198,646
Albemarle	587	55,295
Ball	1,011	39,399
CF Industries Holdings	1,219	54,148
CSR	88,328	278,095
Eastman Chemical	313	32,433
FMC	712	63,995
International Flavors & Fragrances	325	43,147
LyondellBasell Industries, Cl. A	6,275	695,207
Martin Marietta Materials	333	66,407
Mosaic	2,040	61,424
Newmont Mining	2,825	103,621
Olin	31,820	939,008
Packaging Corp of America	458	51,708
PPG Industries	1,333	147,510
Scotts Miracle-Gro	8,910	707,721
Sealed Air	706	31,113
Vulcan Materials	731	81,872
WestRock	1,182	68,532
		3,719,281
Media - 1.1%
Charter Communications	1,219	371,283
Discovery Communications, Cl. A	3,738	99,356
Netflix	1,658	559,492
Omnicom Group	17,555	1,208,311
Pinnacle Entertainment	7,459	247,937
Publicis Group	13,501	863,069

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.3% (continued)	Shares		Value ($)
Media - 1.1% (continued)
Twenty-First Century Fox, Cl. A	3,513		158,085
Viacom	657		19,086
Walt Disney	7,920		899,395
			4,426,014
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Alexion Pharmaceuticals	1,226		163,009
Allergan	1,869		344,064
Amgen	4,173		820,203
Eli Lilly & Co.	9,954		983,555
Illumina	810		262,732
Incyte	1,157		76,987
Mylan	2,840		105,960
Nektar Therapeutics	894		47,024
Perrigo	740		59,585
Roche Holding	6,505		1,596,374
Vertex Pharmaceuticals	1,430		250,322
			4,709,815
Real Estate - 1.6%
American Tower	2,433		360,668
Apartment Investment & Management Co.	749		31,945
Boston Properties	818	a	102,684
Crown Castle International	2,287	a	253,468
Daito Trust Construction	2,900		484,784
Digital Realty Trust	1,091		132,469
Duke Realty	1,136	a	33,080
Equinix	437	a	191,965
Essex Property Trust	350	a	84,158
Federal Realty Investment Trust	404		50,702
GGP	5,343		113,913
HCP	2,235		57,887
Host Hotels & Resorts	4,040	a	84,598
Iron Mountain	1,514		53,157
Kerry Properties	267,000		1,354,831
Kimco Realty	2,022		33,747
Macerich	778		45,949
Pebblebrook Hotel Trust	5,093		196,335
Prologis	21,702		1,424,085
Realogy Holdings	31,850		696,560
Realty Income	725		40,433
Regency Centers	8		509
SBA Communications	641		101,438
Simon Property Group	1,707		300,790
SL Green Realty	425		43,822
UDR	543		20,895
Vornado Realty Trust	1,008		72,495

Common Stocks - 26.3% (continued)	Shares	Value ($)
Real Estate - 1.6% (continued)
		6,367,367
Retailing - 1.7%
Advance Auto Parts	59	8,333
Chipotle Mexican Grill	147	63,748
Dollar General	10,312	1,012,123
Gap	38,030	1,147,365
Home Depot	7,160	1,414,243
LKQ	1,639	54,939
Mattel	1,893	30,042
McDonald's	39	6,144
O'Reilly Automotive	16	4,896
The Children's Place	9,850	1,210,565
Tractor Supply	10,700	835,028
Ulta Beauty	26	6,354
Walgreens Boots Alliance	13,465	910,503
		6,704,283
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices	5,897	108,092
Broadcom	1,265	280,539
Intel	28,776	1,384,126
IPG Photonics	284	46,587
KLA-Tencor	5,237	614,929
Microchip Technology	1,445	135,006
NVIDIA	2,164	529,877
Qorvo	11,240	918,982
QUALCOMM	166	10,639
Skyworks Solutions	945	89,378
Xcerra	3,788	53,941
Xilinx	1,392	100,321
		4,272,417
Software & Services - 1.5%
Accenture, Cl. A	9,007	1,435,085
Activision Blizzard	4,193	307,850
Adobe Systems	484	118,425
Akamai Technologies	813	61,186
Alphabet	302	370,620
ANSYS	445	75,152
Autodesk	1,207	155,027
Cadence Design Systems	1,492	65,782
Cerner	1,906	118,324
Cloudera	66,660	892,577
DocuSign	7,800	420,420
Electronic Arts	1,676	215,785
Expedia Group	829	110,953
Facebook	1,727	298,046

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.3% (continued)	Shares	Value ($)
Software & Services - 1.5% (continued)
Fidelity National Information Services	415	42,799
Hortonworks	2,805	48,863
Red Hat	791	111,713
salesforce.com	2,500	342,875
Stitch Fix	15,900	455,694
Symantec	3,289	66,504
Synopsys	789	70,560
Take-Two Interactive Software	603	68,151
TripAdvisor	768	44,536
Twitter	4,166	132,770
		6,029,697
Technology Hardware & Equipment - .4%
Brother Industries	31,000	631,547
Corning	4,405	146,158
Hewlett Packard Enterprise	4,273	65,975
Mercury Systems	18,260	761,990
Western Digital	582	40,827
		1,646,497
Telecommunication Services - .7%
Arista Networks	3,540	905,284
AT&T	12,058	385,494
CenturyLink	6,012	112,845
Deutsche Telekom	20,600	946,189
Juniper Networks	1,849	48,703
KDDI	15,400	429,394
		2,827,909
Transportation - 1.1%
Alaska Air Group	679	42,662
American Airlines Group	2,207	87,265
Delta Air Lines	3,810	207,340
JB Hunt Transport Services	580	69,542
Kansas City Southern	544	63,251
Keikyu	34,500	565,366
Kintetsu Group	32,100	1,276,872
Landstar System	3,955	439,598
Nippon Express	8,300	543,393
Southwest Airlines	3,071	178,609
United Continental Holdings	1,479	118,912
Yamato Holdings	21,700	628,822
		4,221,632
Utilities - .6%
Alliant Energy	898	38,587
Ameren	1,289	79,995
American Electric Power	959	68,223
American Water Works Co.	942	83,132

Common Stocks - 26.3% (continued)	Shares	Value ($)
Utilities - .6% (continued)
Edison International	904	60,234
Entergy	743	60,391
Eversource Energy	1,063	64,545
Exelon	840	35,700
HK Electric Investments and HK Electric Investments	1,117,500	1,140,458
NextEra Energy	1,148	192,336
NiSource	1,695	44,375
PG&E	2,858	123,123
Pinnacle West Capital	616	49,545
Public Service Enterprise Group	1,193	61,511
SCANA	680	27,193
Sempra Energy	1,454	168,068
		2,297,416
Total Common Stocks (proceeds $102,157,444)		103,976,203
Exchange-Traded Funds - 4.8%
Registered Investment Companies - 4.8%
Consumer Discretionary Select Sector SPDR Fund	13,901	1,546,764
Industrial Select Sector SPDR Fund	4,028	309,834
iShares MSCI Hong Kong ETF	82,000	2,030,320
iShares MSCI Indonesia ETF	28,623	680,369
iShares MSCI Philippines ETF	33,400	1,093,850
iShares Russell 1000 ETF	20,406	3,193,947
SPDR S&P 500 ETF Trust	25,722	7,236,370
Technology Select Sector SPDR Fund	37,891	2,687,230
VanEck Vectors Semiconductor ETF	1,533	162,329
		18,941,013
Total Exchange-Traded Funds (proceeds $16,507,744)		18,941,013
Total Securities Sold Short (proceeds $118,665,188)		122,917,216

[a]	Investment in real estate investment trust.

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

STATEMENT OF FUTURES
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short
CAC	101	8/2018	(6,377,811)[a]	(6,507,519)	(129,708)
DAX	11	9/2018	(4,077,151)[a]	(4,120,755)	(43,604)
DJ Euro Stoxx 50	397	9/2018	(16,107,168)[a]	(16,364,099)	(256,931)
FTSE 100	39	9/2018	(3,900,506)[a]	(3,943,101)	(42,595)
OMX Stockholm 30 Index	111	8/2018	(1,983,783)[a]	(2,042,207)	(58,424)
Gross Unrealized Depreciation					(531,262)

[a]	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	3,634,573	-	3,634,576
Equity Securities – Domestic
Common Stocks†	207,447,784	-	-	207,447,784
Equity Securities – Foreign
Common Stocks†	13,026,388	87,538,256 ††	-	87,538,256
Registered Investment
Company	39,726,007	-	-	39,726,007
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	2,785,042	-	2,785,042
Options Purchased	1,726,199	-	-	1,726,199
Swaps†††	-	640,725	-	640,725
Liabilities ($)
Other Financial Instruments:
Futures†††	(531,262)	-	-	(531,262)
Forward Foreign Currency
Exchange Contracts†††	-	(512,838)	-	(512,838)
Options Written	(36,351)	-	-	(36,351)
Swaps†††	-	(711,741)	-	(711,741)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks††††	(80,545,703)	-	-	(80,545,703)
Equity Securities – Foreign
Common Stocks††††	(23,430,500)	-	-	(23,430,500)
Exchange-Traded Funds††††	(18,941,013)	-	-	(18,941,013)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.
†††† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Put Options:
BSY	JP Morgan Chase
August 2018 @ 130	Bank	26	3,380,000	(85)
BSY
August 2018 @ 136	UBS	7	952,000	(46)
S&P 500 Index,	JP Morgan Chase
August 2018 @ 2,680	Bank	36	9,648,000	(18,180)
S&P 500 Index,	Goldman Sachs
August 2018 @ 2,690	International	28	7,532,000	(17,808)
Vaneck Vectors Semiconductor
ETF,	Credit Suisse
August 2018 @ 101	International	4	40,400	(232)
Total Options Written
(premiums received $48,490)				(36,351)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services
		United States
Swiss Franc	2,427,056	Dollar	2,451,770	8/3/18	(570)
		United States
Swiss Franc	12,193,000	Dollar	12,680,952	5/15/19	(24,393)
		United States
Danish Krone	11,587,000	Dollar	1,880,959	5/15/19	(16,110)
		United States
Euro	361,000	Dollar	422,985	9/19/18	759
		United States
Euro	28,497,000	Dollar	34,450,409	5/15/19	(313,383)
		United States
British Pound	42,000	Dollar	56,347	8/15/18	(1,184)
		United States
British Pound	57,220	Dollar	75,318	8/31/18	(111)
		United States
Japanese Yen	3,015,376	Dollar	27,239	8/31/18	(212)
		United States
Norwegian Krone	24,960,000	Dollar	3,163,971	5/15/19	(68,040)
		United States
Swedish Krona	720,735	Dollar	82,013	8/2/18	(46)
		United States
Swedish Krona	3,834,000	Dollar	437,415	9/19/18	316
		United States
Swedish Krona	70,879,000	Dollar	8,325,393	5/15/19	(69,435)
United States
Dollar	21,942,828	Swiss Franc	20,975,000	5/15/19	170,391
United States		Chinese Yuan
Dollar	6,500,000	Renminbi	41,416,700	4/17/19	437,575
United States
Dollar	1,927,537	Danish Krone	11,587,000	5/15/19	62,688
United States
Dollar	2,166,657	Euro	1,851,764	8/2/18	1,307
United States
Dollar	5,470,413	Euro	4,675,000	9/19/18	(17,133)
United States
Dollar	52,155,878	Euro	42,277,000	5/15/19	1,511,562
United States
Dollar	55,215	British Pound	42,000	8/15/18	52
United States
Dollar	396,157	British Pound	301,620	8/31/18	(279)
United States
Dollar	6,450,211	Indian Rupee	429,455,000	10/17/18	247,821
United States
Dollar	1,149,163	Japanese Yen	127,426,559	8/31/18	7,042

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services (continued)
United States
Dollar	5,128,767	Norwegian Krone	40,521,000	5/15/19	102,716
United States
Dollar	231,081	Swedish Krona	2,041,000	9/19/18	(1,942)
United States
Dollar	15,274,240	Swedish Krona	129,047,715	5/15/19	242,813
Gross Unrealized Appreciation					2,785,042
Gross Unrealized Depreciation					(512,838)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2018 (Unaudited)

OTC Total Return Swaps

Received	Paid				Unrealized
Reference	Reference			Notional	Appreciation
Entity	Entity	Counterparty	Expiration	Amount	(Depreciation) ($)
	Sonia Overnight
	Deposit rate-1	Morgan Stanley
Sky	Day rate	Capital Services	2/25/2019	253,376	5,726
		Morgan Stanley
Tullow Oil		Capital Services	11/19/2018	110,216	4,889
	Sonia Overnight
	Deposit rate-1	Morgan Stanley
CRH	Day rate	Capital Services	11/19/2018	783,774	37,807
	EMMI Euro
	Overnight Index-	Morgan Stanley
Bouygues	1 Day rate	Capital Services	11/19/2018	1,338,389	(74,742)
	EMMI Euro
	Overnight Index-	Morgan Stanley
Airbus Group	1 Day rate	Capital Services	11/19/2018	2,058,889	26,203
	EMMI Euro
	Overnight Index-	Morgan Stanley
L'Oreal SA	1 Day rate	Capital Services	11/19/2018	807,236	62,577
LVMH Moet	EMMI Euro
Hennessy Louis	Overnight Index-	Morgan Stanley
Vuitton	1 Day rate	Capital Services	11/19/2018	2,015,249	(150)
		Morgan Stanley
Thales		Capital Services	11/19/2018	969,555	(8,248)
	EMMI Euro
	Overnight Index-	Morgan Stanley
CRH	1 Day rate	Capital Services	11/19/2018	884,861	25,777
Cie Generale des
Etablissements		Morgan Stanley
Michelin		Capital Services	11/19/2018	1,862,352	1,976
	EMMI Euro
Schneider	Overnight Index-	Morgan Stanley
Electric	1 Day rate	Capital Services	11/19/2018	1,464,588	(49,318)
		Morgan Stanley
Dassault System		Capital Services	11/19/2018	537,908	(635)
		Morgan Stanley
HSBC Holdings		Capital Services	11/19/2018	459,792	3,637
	EMMI Euro
	Overnight Index-	Morgan Stanley
Kering	1 Day rate	Capital Services	11/19/2018	969,428	(31,617)
		Morgan Stanley
Lega & General		Capital Services	11/19/2018	528,114	(14,228)
		Morgan Stanley
BHP Billiton		Capital Services	11/19/2018	822,031	43,145
		Morgan Stanley
Repsol		Capital Services	11/19/2018	951,508	(286)
		Morgan Stanley
Linde AG		Capital Services	12/27/2018	955,694	(13,822)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

Received	Paid				Unrealized
Reference	Reference			Notional	Appreciation
Entity	Entity	Counterparty	Expiration	Amount	(Depreciation) ($)
	EMMI Euro
Eurofins	Overnight Index-	Morgan Stanley
Scientific	1 Day rate	Capital Services	11/19/2018	1,022,418	48,184
		Morgan Stanley
Iliad		Capital Services	11/19/2018	606,718	(38,017)
		Morgan Stanley
DS Smith		Capital Services	11/19/2018	686,700	(984)
		Morgan Stanley
GlaxoSmithKline		Capital Services	11/19/2018	433,425	(333)
		Morgan Stanley
Safran		Capital Services	11/19/2018	1,251,290	46,663
	EMMI Euro
	Overnight Index-	Morgan Stanley
Eiffage	1 Day rate	Capital Services	11/19/2018	952,629	(13,300)
	EMMI Euro
	Overnight Index-	Morgan Stanley
ADP	1 Day rate	Capital Services	11/19/2018	577,264	79,092
	Sonia Overnight
	Deposit rate-1	Morgan Stanley
Mondi	Day rate	Capital Services	11/19/2018	349,184	5,071
	EMMI Euro
Smurfit Kappa	Overnight Index-	Morgan Stanley
Group	1 Day rate		11/19/2018	488,069	27,323
	EMMI Euro	Capital Services
	Overnight Index-	Morgan Stanley
Vinci	1 Day rate	Capital Services	11/19/2018	1,995,693	36,908
		Morgan Stanley
Air Liquide		Capital Services	11/19/2018	585,539	(7,858)
	Sonia Overnight
	Deposit rate-1	Morgan Stanley
Ocado Group	Day rate	Capital Services	11/19/2018	603,178	(15,448)
Rolls-Royce		Morgan Stanley
Holdings		Capital Services	11/19/2018	482,624	43,800
	Stockholm
	Interbank 1	Morgan Stanley
Tele2	Week rate	Capital Services	2/13/2020	700,563	16,123
Intercontinental		Morgan Stanley
Hotels Group		Capital Services	11/19/2018	725,079	(25,173)
		Morgan Stanley
Innogy		Capital Services	12/27/2018	762,891	35,005
		Morgan Stanley
Ontex		Capital Services	12/27/2018	19,875	111
Virgin Money		Morgan Stanley
Holdings		Capital Services	2/25/2019	63,759	11,553
		Morgan Stanley
IWG		Capital Services	2/25/2019	54,427	1,069
		Morgan Stanley
Johnson Matthey		Capital Services	11/19/2018	528,559	17,393
		Morgan Stanley
	Acer	Capital Services	7/3/2020	40,346	1,050

OTC Total Return Swaps (continued)

Received	Paid				Unrealized
Reference	Reference			Notional	Appreciation
Entity	Entity	Counterparty	Expiration	Amount	(Depreciation) ($)
	Unimicron	Morgan Stanley
	Technology	Capital Services	7/3/2020	509,056	(7,418)
		Morgan Stanley
	China Airlines	Capital Services	7/3/2020	530,609	(33,784)
		Morgan Stanley
	Epistar	Capital Services	7/3/2020	537,711	(9,421)
	Shin Kong	Morgan Stanley
	Financial	Capital Services	7/3/2020	524,832	(14,422)
		Morgan Stanley
	First Financial	Capital Services	7/3/2020	535,027	(23,600)
	Takeda	Morgan Stanley
	Pharmaceutical	Capital Services	5/11/2020	120,258,208	(53,308)
		Morgan Stanley
	Gemalto	Capital Services	12/27/2018	576,446	599
		Morgan Stanley
	Cybg	Capital Services	2/25/2019	66,719	(13,052)
		Morgan Stanley
	Linde	Capital Services	12/27/2018	1,086,357	(20,933)
Stockholm
Interbank 1	Com Hem	Morgan Stanley
Week rate	Holding	Capital Services	2/13/2020	941,930	(15,946)
	MSCI Daily TR
U. S. Federal	Gross Emerging	Morgan Stanley
Funds-1 Day rate	Market	Capital Services	5/22/2019	848,006	(143,064)
	SGX MSCI	Morgan Stanley
	Indonesia	Capital Services	5/22/2019	3,042,443	31,743
U. S. Federal	Custom Thai	Morgan Stanley
Funds-1 Day rate	Banks	Capital Services	5/22/2019	822,366	(44,172)
U. S. Federal	Straits Times	Morgan Stanley
Funds-1 Day rate	Index	Capital Services	5/22/2019	703,900	(27,694)
	U. S. Federal	Morgan Stanley
Shire	Funds-1 Day rate	Capital Services	4/27/2020	468,704	27,301
		Morgan Stanley
Nex Group		Capital Services	4/27/2020	645,178	(10,768)

Gross Unrealized Appreciation					640,725
Gross Unrealized Depreciation					(711,741)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $23,369,231, consisting of $37,837,980 gross unrealized appreciation and $14,468,749 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 99.4%
Registered Investment Companies - 99.4%
BNY Mellon Corporate Bond Fund, Cl. M	3,377,615	[a]	42,152,631
BNY Mellon Municipal Opportunities
Fund, Cl. M	11,187,574	[a]	146,780,977
Dreyfus Floating Rate Income Fund, Cl. Y	11,412,896	[a]	137,297,135
Dreyfus Global Dynamic Bond Income
Fund, Cl. Y	2,662,538	[a]	32,536,218
Dreyfus High Yield Fund, Cl. I	12,727,469	[a]	78,019,382
TCW Emerging Markets Income Fund, Cl.
I	1,800,328		14,528,646
Total Investments (cost $454,909,953)	99.4%		451,314,989
Cash and Receivables (Net)	.6%		2,527,265
Net Assets	100.0%		453,842,254

[a] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Investment
Company	14,528,646	-	-	14,528,646
Registered Investment
Companies	436,786,343	-	-	436,786,343

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized depreciation on investments was $3,594,964, consisting of $1,979,792 gross unrealized appreciation and $5,574,756 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)